Other current assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	SFr 1,914	SFr 2,249
Accrued income	71	276
Balance at December 31	SFr 1,985	SFr 2,525